Segment Reporting (Details) - Schedule of Revenue is Based on The Geographical Location of the Customers - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenue is Based on The Geographical Location of the Customers [Abstract]
Segment revenue	$ 110,057	$ 112,420	$ 194,219	$ 198,050
South America [Member]
Schedule of Revenue is Based on The Geographical Location of the Customers [Abstract]
Segment revenue	75,362	73,956	135,104	133,156
Central America [Member]
Schedule of Revenue is Based on The Geographical Location of the Customers [Abstract]
Segment revenue	23,733	26,265	39,480	42,546
North America [Member]
Schedule of Revenue is Based on The Geographical Location of the Customers [Abstract]
Segment revenue	9,136	9,072	16,562	17,304
Europe [Member]
Schedule of Revenue is Based on The Geographical Location of the Customers [Abstract]
Segment revenue	$ 1,826	$ 3,127	$ 3,073	$ 5,044